Going Concern (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended			38 Months Ended	41 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Nov. 30, 2015	Dec. 31, 2016	Mar. 31, 2017
Text Block [Abstract]
Net loss	$ (922,895)	$ (13,288)	$ (224,578)	$ (3,727)	$ (48,809)	$ (445,974)	$ (1,368,869)
Cash	$ 4,024,315		$ 1,350,580	$ 3,713	$ 1,563	$ 1,350,580	$ 4,024,315